Consolidated Balance Sheet € in Millions, £ in Millions	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)
Non-current assets
Goodwill	€ 16,881	€ 17,624
Intangible assets	11,520	9,809
Property, plant and equipment	10,411	11,673
Pension asset for funded schemes in surplus	2,173	694
Deferred tax assets	1,085	1,354
Financial assets	675	673
Other non-current assets	557	718
Non-current assets	43,302	42,545
Current assets
Inventories	3,962	4,278
Trade and other current receivables	5,222	5,102
Current tax assets	488	317
Cash and cash equivalents	3,317	3,382
Other financial assets	770	599
Assets held for sale	3,224	206
Current assets	16,983	13,884
Total assets	60,285	56,429
Current liabilities
Financial liabilities	7,968	5,450
Trade payables and other current liabilities	13,426	13,871
Current tax liabilities	1,088	844
Provisions	525	390
Liabilities held for sale	170	1
Total current liabilities	23,177	20,556
Non-current liabilities
Financial liabilities	16,462	11,145
Non-current tax liabilities	118	120
Pensions and post-retirement healthcare liabilities:
Funded schemes in deficit	1,225	2,163
Unfunded schemes	1,509	1,704
Provisions	794	1,033
Deferred tax liabilities	1,913	2,061
Other non-current liabilities	700	667
Total non-current liabilities	22,721	18,893
Total liabilities	45,898	39,449
Shareholders' equity
Called up share capital	484	484
Share premium account	130	134
Other reserves	(13,633)	(7,443)
Retained profit	26,648	23,179
Total equity attributable to owners of parent	13,629	16,354
Non-controlling interests	758	626
Total equity	14,387	16,980
Total liabilities and equity	€ 60,285	€ 56,429